Shareholder Report, Holdings (Details) - C000233024	Aug. 31, 2026
Eternal9451133
Holdings [Line Items]
Percent of Total Investments	8.00%
Bajaj Finance9451123
Holdings [Line Items]
Percent of Total Investments	7.60%
Reliance Industries9451160
Holdings [Line Items]
Percent of Total Investments	6.80%
One 97 Communications9451154
Holdings [Line Items]
Percent of Total Investments	6.10%
PB Fintech9451156
Holdings [Line Items]
Percent of Total Investments	5.80%
Jio Financial Services9451144
Holdings [Line Items]
Percent of Total Investments	5.80%
Info Edge India9451142
Holdings [Line Items]
Percent of Total Investments	5.20%
FSN E-Commerce Ventures9451134
Holdings [Line Items]
Percent of Total Investments	5.10%
Lenskart Solutions9451149
Holdings [Line Items]
Percent of Total Investments	5.10%
Swiggy9451162
Holdings [Line Items]
Percent of Total Investments	4.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.10%